Schedule of bank loan (Details) (Parenthetical) - HKD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Line of credit facility	$ 11,000,000	$ 11,000,000
Line of credit facility, interest rate during period	2.25%